Income taxes - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Applicable statutory tax rate	26.80%	26.80%
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	$ (4,869)	$ (4,574)	$ (3,704)
Non-capital tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carryforward	251	266
Deferred tax asset	60	63	$ 69
Unused tax losses for which no deferred tax asset recognised	20	17
Non-capital Loss Carryforwards With Deferred Tax Asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carryforward	231	249
Capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carryforward	$ 67	$ 69